SCHEDULE OF SUPPLEMENTAL INFORMATION ABOUT OPERATING LEASE (Details)	Sep. 30, 2025	Sep. 30, 2024
Operating leases, Weighted average discount rate	4.90%	5.60%
Minimum [Member]
Operating leases, Weighted average remaining lease term (years)	1 month 6 days	1 year 9 months 18 days
Maximum [Member]
Operating leases, Weighted average remaining lease term (years)	1 year 8 months 12 days	1 year 10 months 24 days